CONCENTRATION OF CREDIT AND MARKET RISK (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Cash FDIC insured amount			$ 161,644	$ 949,677
Greens Natural Foods, Inc. [Member]
Concentration Risk [Line Items]
Cash FDIC insured amount	$ 250,000
Greens Natural Foods, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	41.00%
Greens Natural Foods, Inc. [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	54.00%
Greens Natural Foods, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Alberts Organics [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%
Greens Natural Foods, Inc. [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%